UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-22080
                                                -------------

                  First Trust Active Dividend Income Fund
             --------------------------------------------------
             (Exact name of registrant as specified in charter)

                      1001 Warrenville Road, Suite 300
                              Lisle, IL 60532
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                           W. Scott Jardine, Esq.
                        First Trust Portfolios, L.P.
                      1001 Warrenville Road, Suite 300
                              Lisle, IL 60532
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-241-4141
                                                          --------------

                   Date of fiscal year end:   November 30
                                            --------------

                 Date of reporting period:   August 31, 2008
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST ACTIVE DIVIDEND INCOME FUND
Portfolio of Investments (a)
August 31, 2008 (Unaudited)



 SHARES                         DESCRIPTION                          VALUE
---------  ----------------------------------------------------  ---------------
COMMON STOCKS - 90.9%
           AEROSPACE & DEFENSE - 2.0%
    5,000  General Dynamics Corp.                                $      461,500
   15,000  Lockheed Martin Corp.                                      1,746,600
                                                                 --------------
                                                                      2,208,100
                                                                 --------------
           BEVERAGES - 4.4%
   12,000  Coca-Cola (The) Co.                                          624,840
   20,000  Diageo Plc - ADR                                           1,488,000
   40,000  PepsiCo, Inc.                                              2,739,200
                                                                 --------------
                                                                      4,852,040
                                                                 --------------
           CAPITAL MARKETS - 2.0%
   30,000  Apollo Investment Corp.                                      531,000
   35,000  Lehman Brothers Holdings, Inc. (b)                           563,150
   45,000  Schwab (Charles) Corp.                                     1,079,550
                                                                 --------------
                                                                      2,173,700
                                                                 --------------
           CHEMICALS - 0.6%
   20,000  Dow Chemical Co.                                             682,600
                                                                 --------------
           COMMERCIAL BANKS - 3.1%
  310,000  Huntington Bancshares, Inc.                                2,269,200
   90,000  Sterling Financial Corp.                                     917,100
    5,000  U.S. Bancorp                                                 159,300
                                                                 --------------
                                                                      3,345,600
                                                                 --------------
           COMMUNICATIONS EQUIPMENT - 4.1%
   56,000  Harris Corp.                                               2,932,160
   30,000  QUALCOMM, Inc.                                             1,579,500
                                                                 --------------
                                                                      4,511,660
                                                                 --------------
           COMPUTERS & PERIPHERALS - 1.7%
   40,000  Hewlett-Packard Co.                                        1,876,800
                                                                 --------------
           CONSTRUCTION & ENGINEERING - 2.7%
   25,000  Fluor Corp.                                                2,003,250
   30,000  Quanta Services, Inc. (c)                                    958,200
                                                                 --------------
                                                                      2,961,450
                                                                 --------------
           CONSUMER FINANCE - 1.1%
   30,000  American Express Co.                                       1,190,400
                                                                 --------------
           DIVERSIFIED CONSUMER SERVICES - 0.7%
   70,000  Serivce Corp. International                                  714,700
                                                                 --------------
           DIVERSIFIED FINANCIAL SERVICES - 3.2%
  105,000  Bank of America Corp.                                      3,269,700
    5,000  JPMorgan Chase & Co.                                         192,450
                                                                 --------------
                                                                      3,462,150
                                                                 --------------
           DIVERSIFIED TELECOMMUNICATION SERVICES - 7.2%
   57,500  AT&T, Inc.                                                 1,839,425
   25,000  Embarq Corp.                                               1,179,000
  120,000  Telefonos de Mexico SAB de CV, Sponsored ADR               2,948,400
   55,000  Verizon Communications, Inc.                               1,931,600
                                                                 --------------
                                                                      7,898,425
                                                                 --------------
           ELECTRICAL UTILITIES - 1.6%
   70,000  Pepco Holdings, Inc.                                       1,774,500
                                                                 --------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
   27,000  Jabil Circuit, Inc.                                          455,220
                                                                 --------------
           ENERGY EQUIPMENT & SERVICES - 4.1%
   27,000  Halliburton Co.                                            1,186,380
   25,000  Schlumberger Ltd.                                          2,355,500
   15,000  Tidewater, Inc.                                              910,050
                                                                 --------------
                                                                      4,451,930
                                                                 --------------
           HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
    9,000  Baxter International, Inc.                                   609,840
    6,000  Becton, Dickinson and Co.                                    524,280
                                                                 --------------
                                                                      1,134,120
                                                                 --------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
Portfolio of Investments - (Continued) (a)
August 31, 2008 (Unaudited)



 SHARES                         DESCRIPTION                          VALUE
---------  ----------------------------------------------------  ---------------
COMMON STOCKS - (Continued)
           HEALTH CARE PROVIDERS & SERVICES - 3.3%
   45,000  CIGNA Corp.                                           $    1,884,600
   55,000  UnitedHealth Group, Inc.                                   1,674,750
                                                                 --------------
                                                                      3,559,350
                                                                 --------------
           HOTELS, RESTAURANTS & LEISURE - 2.3%
   35,000  McDonald's Corp.                                           2,171,750
   10,000  Yum! Brands, Inc.                                            356,800
                                                                 --------------
                                                                      2,528,550
                                                                 --------------
           HOUSEHOLD DURABLES - 0.2%
   15,000  Newell Rubbermaid, Inc.                                      271,500
                                                                 --------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.1%
   35,000  Constellation Energy Group, Inc.                           2,334,850
                                                                 --------------
           INDUSTRIAL CONGLOMERATES - 3.5%
  120,000  General Electric Co.                                       3,372,000
   10,000  Tyco International Ltd.                                      428,800
                                                                 --------------
                                                                      3,800,800
                                                                 --------------
           INSURANCE - 4.7%
   20,000  Allstate (The) Corp.                                         902,600
   10,000  Genworth Financial, Inc., Class A                            160,500
   40,000  Hartford Financial Services Group (The), Inc.              2,523,200
   95,000  Phoenix Cos., Inc.                                         1,131,450
    5,000  Prudential Financial, Inc.                                   368,550
                                                                 --------------
                                                                      5,086,300
                                                                 --------------
           IT SERVICES - 0.6%
   15,000  Automatic Data Processing, Inc.                              665,700
                                                                 --------------
           MACHINERY - 2.7%
   30,000  Cummins, Inc.                                              1,954,800
    7,000  Eaton Corp.                                                  512,260
    5,000  Illinois Tool Works, Inc.                                    248,050
    5,000  Trinity Industries, Inc.                                     179,900
                                                                 --------------
                                                                      2,895,010
                                                                 --------------
           MEDIA - 0.7%
   45,000  Regal Entertainment Group, Class A                           754,200
                                                                 --------------
           METALS & MINING - 0.3%
    5,000  BHP Billiton Ltd. - ADR                                      352,550
                                                                 --------------
           MULTI-UTILITIES - 3.5%
   26,000  Ameren Corp.                                               1,088,360
   20,000  Dominion Resources, Inc.                                     870,600
   45,000  Public Service Enterprise Group                            1,834,650
                                                                 --------------
                                                                      3,793,610
                                                                 --------------
           OIL, GAS & CONSUMABLE FUELS - 10.5%
   20,000  Chesapeake Energy Corp.                                      968,000
   10,000  ConocoPhillips                                               825,100
    3,000  Devon Energy Corp.                                           306,150
   60,000  El Paso Corp.                                              1,005,600
   75,000  Frontline Ltd.                                             4,530,750
   35,000  Occidental Petroleum Corp.                                 2,777,600
   15,000  Valero Energy Corp.                                          521,400
   10,000  XTO Energy, Inc.                                             504,100
                                                                 --------------
                                                                     11,438,700
                                                                 --------------
           PHARMACEUTICALS - 6.9%
   80,000  Bristol-Myers Squibb Co.                                   1,707,200
    5,000  Eli Lilly and Co.                                            233,250
  120,000  Merck & Co., Inc.                                          4,280,400
   30,000  Wyeth                                                      1,298,400
                                                                 --------------
                                                                      7,519,250
                                                                 --------------
           REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
  200,000  Annaly Capital Management, Inc.                            2,992,000
                                                                 --------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
Portfolio of Investments - (Continued) (a)
August 31, 2008 (Unaudited)



 SHARES                         DESCRIPTION                          VALUE
---------  ----------------------------------------------------  ---------------
COMMON STOCKS - (Continued)
           SOFTWARE - 0.4%
   15,000  Microsoft Corp.                                       $      409,350
                                                                 --------------
           TOBACCO - 6.6%
  125,000  Altria Group, Inc.                                         2,628,750
   50,000  Philip Morris International, Inc.                          2,685,000
   35,000  Reynolds American, Inc.                                    1,854,300
                                                                 --------------
                                                                      7,168,050
                                                                 --------------

           TOTAL COMMON STOCKS - 90.9%                               99,263,165
                                                                 --------------
           (Cost $99,466,185)

INVESTMENT COMPANIES - 3.0%
           ASSET MANAGEMENT & CUSTODY BANKS
   90,000  Ultra Financials ProShares                                 1,892,700
   10,000  Ultra QQQ ProShares                                          750,800
   20,000  UltraShort Oil & Gas ProShares                               692,200
                                                                 --------------
           TOTAL INVESTMENT COMPANIES                                 3,335,700
                                                                 --------------
           (Cost $3,350,169)

SHORT-TERM INVESTMENTS - 2.2%
           ASSET MANAGEMENT & CUSTODY BANKS
2,361,048  JP Morgan U.S. Government Money Market Fund                2,361,048
                                                                 --------------
           (Cost $2,361,048)

           TOTAL INVESTMENTS - 96.1%                                104,959,913
                                                                 --------------
           (Cost $105,177,402) (d)

           NET OTHER ASSETS AND LIABILITIES - 3.9%                    4,219,695
                                                                 --------------
           NET ASSETS - 100.0%                                   $  109,179,608
                                                                 ==============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Subsequent to the date of this report, but prior to Lehman Brothers Holdings, Inc. filing for protection in federal bankruptcy court, this security was sold.

(c) Non-income producing security.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of August 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,059,359 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,276,848.

ADR - American Depositary Receipt

A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                      INVESTMENTS IN
      VALUATION OF INPUTS                               SECURITIES
      --------------------------------------------------------------
      Level 1 - Quoted Prices                          $102,598,865
      Level 2 - Other Significant Observable Inputs       2,361,048
      Level 3 - Significant Unobservable Inputs              -
                                                       ------------
      Total                                            $104,959,913
                                                       ============


             See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                 FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                       AUGUST 31, 2008 (UNAUDITED)

                  1. Valuation and Investment Practices

A. Portfolio Valuation:

The net asset value ("NAV") of the Common Shares of First Trust Active Dividend Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the
Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of December 1, 2007, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     o Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is included with the Fund's Portfolio of Investments.

B. Securities Transactions:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.






ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Active Dividend Income Fund
             --------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 20, 2008
     -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 20, 2008
     -----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  October 20, 2008
     -----------------------------


* Print the name and title of each signing officer under his or her signature.